CREDIT FROM BANKS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CREDIT FROM BANKS
Current maturities of long-term loans	$ 2,169	$ 1,798
Total credit from banks	$ 2,169	$ 1,798
Borrowings, adjustment to interest rate basis	1.05%
Borrowings, interest rate basis, value	4.75%	1.60%